Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 7: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2015 and 2014 consist of the following:

December 31, 2015	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2015
Trade name	$ 10,420	$ (8,336)	$ 2,084
Port terminal operating rights	53,152	(9,456)	43,696
Customer relationships	36,120	(14,826)	21,294

Total intangible assets	$ 99,692	$ (32,618)	$ 67,074

December 31, 2014	Acquisition Cost	Additions	Accumulated Amortization	Net Book Value December 31, 2014
Trade name	$ 10,420	$ —	$ (7,294)	$ 3,126
Port terminal operating rights	36,152	17,000	(8,450)	44,702
Customer relationships	36,120	—	(13,051)	23,069

Total intangible assets	$ 82,692	$ 17,000	$ (28,795)	$ 70,897

On December 15, 2014, Navios Logistics acquired two companies for a total consideration of $17,000. These companies, as free zone direct users, hold the right to occupy approximately 53 acres of undeveloped riverfront land located in the Nueva Palmira free zone in Uruguay, adjacent to Navios Logistics' existing port. During the year ended December 31, 2015, Navios Logistics paid $6,800, representing the balance of the purchase price.
Amortization expense for each of the years ended December 31, 2015, 2014 and 2013, amounted to $3,823, $3,822 and $3,799, respectively.
The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$ 1,042	$ 1,042	$ —	$ —	$ —	$ —	$ 2,084
Port terminal operating rights	1,006	1,483	1,483	1,483	1,483	36,758	43,696
Customer relationships	1,775	1,775	1,775	1,775	1,775	12,419	21,294

Total	$ 3,823	$ 4,300	$ 3,258	$ 3,258	$ 3,258	$ 49,177	$ 67,074